Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Leases
Leases

12. Leases

The Company enters into operating lease agreements for the use of real estate and certain other equipment. The Company determines if an arrangement contains a lease at inception, which is the date on which the terms of the contract are agreed to and the agreement creates enforceable rights and obligations. The impacts of accounting for operating leases are included in Right-of-use assets, Operating lease liabilities, and Long-term operating lease liabilities in the Company’s consolidated balance sheets.

Rental expense for all operating leases was $0.1 million and $0.2 million for the three months ended June 30, 2025, and 2024, respectively.

Rental expense for all operating leases was $0.1 million and $0.7 million for the six months ended June 30, 2025, and 2024, respectively.

As of June 30, 2025, and December 31, 2024, the right of use assets, net associated with operating leases was $0.2 million and $0.3 million, respectively.

As of June 30, 2025, undiscounted maturities of operating lease liabilities remaining are as follows (amounts in thousands):

Operating Leases
Fiscal Year Ended December 31,
2025	$118
2026	124
2027	19
2028	-
2029	-
Thereafter	-
Total undiscounted lease payments	$261
Less: imputed interest	(46)
Total discounted lease payments	$215
Less: current portion	(151)
Long-term lease liabilities	$64

12. Leases

The Company enters into operating lease agreements for the use of real estate and certain other equipment. The Company determines if an arrangement contains a lease at inception, which is the date on which the terms of the contract are agreed to and the agreement creates enforceable rights and obligations. The impacts of accounting for operating leases are included in Right-of-use assets, Operating lease liabilities, and Long-term operating lease liabilities in the Company’s consolidated balance sheets.

On February 5, 2021, the Company entered into a lease agreement by and among the Company, in its capacity as tenant, and BP Hancock LLC, a Delaware limited liability company, in its capacity as landlord. The lease provides for the rental by the Company of office space at 200 Clarendon Street, Boston, MA 02116 for use as the Company’s executive offices. Under the terms of the lease, the Company leases 6,041 square feet at an initial fixed annual rent of $0.5 million. The term of the lease is for five years (unless terminated as provided in the lease) and commenced on April 1, 2021. The Company provided security in the form of a security deposit in the amount of $0.1 million which is included in Other non-current assets on the consolidated balance sheet as of December 31, 2023. On April 17, 2024, the landlord terminated the lease for past due rent totaling $0.2 million and seized the security deposit of $0.1 million.

On January 9, 2023, the Company entered into a sublease agreement by and among the Company, in its capacity as sublandlord, BP Hancock LLC, a Delaware limited liability company, in its capacity as landlord, and Hughes Boston, Inc. (“Hughes”), in its capacity as subtenant. The sublease provides for the rental by Hughes of office space at 200 Clarendon Street, Boston, MA 02116. Under the terms of the sublease, Hughes subleases 6,041 square feet at an initial fixed annual rent of $0.6 million and will increase 3.0% on each anniversary of the sublease commencement date. The term of the sublease is through March 2026 (unless terminated as provided in the sublease) and the sublease commencement date was February 1, 2023. The sublease was terminated on April 17, 2024 in connection with the termination of the lease agreement with BP Hancock LLC, in its capacity as landlord.

Additionally, the Company’s subsidiaries, Advent Technologies S.A. and Advent Technologies LLC, have in place rental agreements for the lease of office and factory spaces.

On March 8, 2021, the Company entered into a lease for 21,401 square feet as a product development and manufacturing center at Hood Park in Charlestown, MA. Under the terms of the lease, the Company will pay an initial fixed annual rent of $1.5 million. The lease had a term of eight years and five months, with an option to extend for five years, and commenced in October 2022. The Company was obliged to provide security in the form of a security deposit in the amount of $0.8 million before commencement of the lease.

On April 1, 2024, the Company agreed with the landlord of the Hood Park facility for a 4-month rate abatement period (March through June 2024) and to extend the term of the lease for 4 additional months. On June 29, 2024, in an effort to reduce costs, the Company decided to abandon the facility at Hood Park and was able to find a new tenant to occupy the space. The Company and the landlord agreed to accelerate the expiration of the lease to occur on June 30, 2024. The Company had a letter of credit in the amount of $750 thousand in favor of the landlord, which letter of the credit was released to the landlord in satisfaction of any claims against the Company. The Company wrote off $1.7 million of right-of-use asset and $8.5 million of operating lease liabilities with the acceleration of the expiration of the lease.

Rental expense for all operating leases was $0.7 million and $1.5 million for the years ended December 31, 2024 and 2023, respectively. For the years ended December 31, 2024 and 2023, rental expense for short-term leases was less than $0.1 million and $0.3 million, respectively.

As of December 31, 2024 and 2023, the right of use assets, net associated with operating leases was $0.3 million and $3.2 million, respectively.

Other information related to the operating leases are presented in the following table:

	Year ended	Year ended
	December 31, 2024	December 31, 2023
Cash payments (in thousands)	$1,385	$2,139
Weighted average remaining lease term (years)	1.9	6.04
Weighted average discount rate	5.7%	7.2%

As of December 31, 2024, undiscounted maturities of operating lease liabilities are as follows (amounts in thousands):

Operating Leases
Fiscal Year Ended December 31,
2025	$151
2026	120
2027	17
2028	-
2029	-
Thereafter	-
Total undiscounted lease payments	$288
Less: imputed interest	(15)
Total discounted lease payments	$273
Less: current portion	(89)
Long-term lease liabilities	$184